UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Chad Atkins
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Chad Atkins	Naples, Florida	 	November 14, 2011

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $1,191,921 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Transport Services Group,  COM              00922R105     8269  1909737 SH       DEFINED 01              39700  1870037
Alere Inc.                     COM              01449J105    26599  1353656 SH       DEFINED 01              98725  1254931
AutoNation Inc.                COM              05329W102    22073   673366 SH       DEFINED 01                      673366
Avid Technology Inc.           COM              05367P100    13397  1730829 SH       DEFINED 01              43600  1687229
Bank of Hawaii Corp.           COM              062540109    10885   299037 SH       DEFINED 01               2000   297037
Bio-Rad Laboratories Inc. CL A COM              090572207     3041    33507 SH       DEFINED 01                       33507
Black Hills Corp.              COM              092113109    20711   675958 SH       DEFINED 01              17400   658558
Brookline Bancorp Inc.         COM              11373M107     1657   214918 SH       DEFINED 01                      214918
CA Technologies                COM              12673P105    84595  4358326 SH       DEFINED 01             286057  4072269
CapitalSource Inc.             COM              14055X102      951   154901 SH       DEFINED 01             154901
Carrols Restaurant Group, Inc. COM              14574X104     3490   392150 SH       DEFINED 01             276250   115900
Cisco Systems Inc.             COM              17275R102    34879  2250242 SH       DEFINED 01             209075  2041167
Consolidated Graphics Inc      COM              209341106     2052    56172 SH       DEFINED 01               3465    52707
CoreLogic Inc.                 COM              21871D103    16439  1540657 SH       DEFINED 01              25625  1515032
Covidien plc                   COM              G2554F113    30560   692979 SH       DEFINED 01              21475   671504
DHT Holdings, Inc.             COM              Y2065G105      771   377754 SH       DEFINED 01             377754
DeVry Inc.                     COM              251893103    12862   348007 SH       DEFINED 01               9475   338532
Dover Downs Gaming & Entmt., I COM              260095104     4136  1824013 SH       DEFINED 01                     1824013
Dundee Corp. CL A              COM              264901109    16012   740541 SH       DEFINED 01                      740541
EZCORP, Inc.                   COM              302301106    39040  1367914 SH       DEFINED 01              72950  1294964
Eastman Kodak Co.              COM              277461109     4928  6317647 SH       DEFINED 01             423045  5894602
Electro Rent Corp.             COM              285218103     8390   607514 SH       DEFINED 01             196098   411416
First Defiance Financial Corp. COM              32006W106      784    59652 SH       DEFINED 01                       59652
First Financial Holdings Inc.  COM              320239106     1102   274695 SH       DEFINED 01                      274695
Glacier Bancorp Inc.           COM              37637Q105     1850   197476 SH       DEFINED 01                      197476
Global Cash Access Hldgs Inc   COM              378967103    13320  5203016 SH       DEFINED 01             735225  4467791
Golar LNG Limited              COM              G9456A100    37539  1181208 SH       DEFINED 01              88375  1092833
Golar LNG Partners, LP         COM              Y2745C102     4058   158684 SH       DEFINED 01                      158684
H&R Block, Inc.                COM              093671105    20290  1524402 SH       DEFINED 01              43375  1481027
Health Management Assoc. Inc.  COM              421933102      346    50000 SH       DEFINED 01              50000
Hewlett-Packard Co.            COM              428236103    32443  1445106 SH       DEFINED 01             121526  1323580
Imation Corp.                  COM              45245A107    11500  1573166 SH       DEFINED 01                     1573166
Independent Bank Corp.-MA      COM              453836108     4159   191292 SH       DEFINED 01                      191292
International Business Machine COM              459200101     1424     8144 SH       DEFINED 01                        8144
John Wiley & Sons Inc. CL A    COM              968223206    16397   369130 SH       DEFINED 01               2425   366705
Marcus Corp.                   COM              566330106    12206  1226721 SH       DEFINED 01              49487  1177234
Mentor Graphics Corp.          COM              587200106    42048  4370870 SH       DEFINED 01             436622  3934248
Mine Safety Appliances Co.     COM              602720104    18966   703498 SH       DEFINED 01              21275   682223
Motorola Mobility Holdings Inc COM              620097105    42406  1122441 SH       DEFINED 01              55521  1066920
National Financial Partners Co COM              63607p208     2769   253108 SH       DEFINED 01                      253108
National Fuel Gas Co.          COM              636180101     7193   147760 SH       DEFINED 01               5525   142235
Noble Corporation              COM              H5833N103    22270   758759 SH       DEFINED 01              21275   737484
Northern Trust Corp.           COM              665859104    11696   334364 SH       DEFINED 01               1900   332464
Novellus Systems Inc.          COM              670008101    25489   935035 SH       DEFINED 01              60165   874870
Nu Skin Enterprises Inc.       COM              67018T105    36172   892703 SH       DEFINED 01              95675   797028
OceanFirst Financial Corp.     COM              675234108     1070    91712 SH       DEFINED 01               4300    87412
Oppenheimer Holdings Inc.      COM              683797104    10667   665024 SH       DEFINED 01              49200   615824
Pope Resources LP              COM              732857107     7717   188231 SH       DEFINED 01              27800   160431
Prestige Brands Holdings, Inc. COM              74112D101    19318  2134609 SH       DEFINED 01              51454  2083155
Progress Software Corp.        COM              743312100     4878   277952 SH       DEFINED 01                      277952
Provident New York Bancorp     COM              744028101      671   115250 SH       DEFINED 01                      115250
Qualcomm Inc.                  COM              747525103    40788   838740 SH       DEFINED 01              88225   750515
Quantum Corp.                  COM              747906204    35613 19675678 SH       DEFINED 01            1478540 18197138
Raymond James Financial Inc.   COM              754730109    28231  1087465 SH       DEFINED 01              33225  1054240
SAIC, Inc.                     COM              78390X101    14400  1219346 SH       DEFINED 01              30600  1188746
Suffolk Bancorp                COM              864739107     1052   126445 SH       DEFINED 01               2325   124120
Swift Energy Company           COM              870738101    19262   791353 SH       DEFINED 01              18000   773353
Symantec Corp.                 COM              871503108    66071  4053447 SH       DEFINED 01             407818  3645629
TF Financial Corp.             COM              872391107      583    30273 SH       DEFINED 01                       30273
Tibco Software Inc.            COM              88632Q103    11311   505192 SH       DEFINED 01                      505192
Triumph Group Inc.             COM              896818101    13190   270617 SH       DEFINED 01              18550   252067
UTi Worldwide Inc.             COM              G87210103    12520   960129 SH       DEFINED 01              18800   941329
Ultra Petroleum Corp.          COM              903914109    19173   691683 SH       DEFINED 01              21850   669833
Universal Health Services Inc. COM              913903100    34527  1015504 SH       DEFINED 01              61672   953832
Valeant Pharmaceuticals Intern COM              91911K102    40131  1081121 SH       DEFINED 01              29000  1052121
WSFS Financial Corp.           COM              929328102     1944    61577 SH       DEFINED 01                       61577
Warner Chilcott PLC            COM              G94368100    27952  1954663 SH       DEFINED 01             173450  1781213
Willis Group Holdings PLC      COM              G96666105    23857   694129 SH       DEFINED 01              17925   676204
Zimmer Holdings Inc            COM              98956P102    24206   452618 SH       DEFINED 01              14350   438268
Alere Inc Perp Pfd Conv Ser B  PFD              01449J204      625     3257 SH       DEFINED 01               3257